SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 198,268	$ 173,458
Less: Amount due for settlement with 12 months shown under current liabilities	(64,296)	(107,945)
Amount due for settlement after 12 months shown under non-current liabilities	133,972	65,513
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	64,296	107,945
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	41,440	39,394
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 92,532	$ 26,119